MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

19.            MAJOR CUSTOMERS AND SUPPLIERS

There is no customer that contributed more than 10% of net sales or accounts receivable.

The following table summarizes suppliers which contributed more than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2012	2013
	$	$
Company I	28,328,982	19,104,520
Company II	39,536,806	31,925,428
Company III	36,887,990	21,536,126
Company IV	15,518,098	10,655,422